Borrowings - Schedule of Analysis of Net Debt Movements (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	£ 45,571	£ 16,767
Accounting policy change (IFRS 9)	(144)
Revised opening balance	45,427
Net debt, Subsidiaries acquired	(1)	9,915
Net debt, Cash flow	(2,996)	19,763
Net debt, Foreign exchange, accrued interest and other	1,921	(874)
Net debt, Closing balance	44,351	45,571
Borrowings
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	49,450	19,495
Revised opening balance	49,450
Net debt, Subsidiaries acquired		11,203
Net debt, Cash flow	(3,671)	20,024
Net debt, Foreign exchange, accrued interest and other	1,730	(1,272)
Net debt, Closing balance	47,509	49,450
Derivatives in Respect of Net Debt, Assets
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(640)	(809)
Revised opening balance	(640)
Net debt, Cash flow	109	106
Net debt, Foreign exchange, accrued interest and other	(116)	63
Net debt, Closing balance	(647)	(640)
Derivatives in Respect of Net Debt, Liabilities
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	117	300
Revised opening balance	117
Net debt, Cash flow	(6)	(380)
Net debt, Foreign exchange, accrued interest and other	158	197
Net debt, Closing balance	269	117
Cash and Cash Equivalents
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(3,291)	(2,204)
Revised opening balance	(3,291)
Net debt, Subsidiaries acquired	(1)	(1,288)
Net debt, Cash flow	563	57
Net debt, Foreign exchange, accrued interest and other	127	144
Net debt, Closing balance	(2,602)	(3,291)
Current Investments Held at Fair Value
Disclosure Of Detailed Information About Borrowings [Line Items]
Net debt, Opening balance	(65)	(15)
Accounting policy change (IFRS 9)	(144)
Revised opening balance	(209)
Net debt, Cash flow	9	(44)
Net debt, Foreign exchange, accrued interest and other	22	(6)
Net debt, Closing balance	£ (178)	£ (65)